Organization and Principal Activities	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Scienjoy Holding Corporation (the “Company” or “Scienjoy”) through its subsidiaries, and variable interest entities(“VIE”) and its subsidiaries are principally engaged in operating its own live streaming platforms in the People’s Republic of China (the “PRC”), which enable users to view and interact with broadcasters through online chat, virtual items and playing games. The primary theme of the Company’s platform is entertainment live streaming.

(a)	Reverse recapitalization

On May 7, 2020, the Company, formerly known as Wealthbridge Acquisition Limited (“Wealthbridge”), consummated the transactions (the “SPAC Transaction”) contemplated by the Share Exchange Agreement (the “Share Exchange Agreement”) dated as of October 28, 2019, pursuant to which the Company acquired 100% of the issued and outstanding equity interests of Scienjoy Inc. and changed its name to Scienjoy Holding Corporation. Upon the closing of the Transaction, the Company acquired 100% of the issued and outstanding equity interests of Scienjoy Inc. in exchange for approximately in aggregated of 19.4 million ordinary shares, including 3 million ordinary shares as part of earn-out consideration that was issued to the previous owners of Scienjoy Inc. (Note -2). Scienjoy Inc. was determined to be the accounting acquirer given that the original shareholders of Scienjoy Inc. effectively controlled the combined entity after the Transaction. The Transaction is not a business combination because Wealthbridge was not a business. The transaction is accounted for as a reverse recapitalization, which is equivalent to the issuance of shares by Scienjoy Inc. for the net monetary assets of Wealthbridge, accompanied by a recapitalization. Scienjoy Inc. is determined as the predecessor, and the historical financial statements of Scienjoy Inc. became the Company’s historical financial statements, with retrospective adjustments to give effect of the reverse recapitalization. The share and per share data is retrospectively restated to give effect to the reverse recapitalization.

(b)	Reorganization

On January 1, 2018, Tongfang Investment Fund Series SPC (“TF”) completed the acquisition of a 65% equity interest in Sixiang Times (Beijing) Technology Co., Ltd (“Sixiang Times”) from NQ Mobile Inc. Through the acquisition of Sixiang Times, TF acquired a controlling position in Holgus Sixiang Information Technology Co., Ltd (“Holgus X”), Kashgar Sixiang Times Internet Technology Co., Ltd (“Kashgar Times”), Beijing Sixiang Shiguang Technology Co., Ltd (“SG”), Hai Xiu (Beijing) Technology Co., Ltd (“HX”) and Beijing Le Hai Technology Co., Ltd (“LH”).

On May 18, 2017, Scienjoy Inc. established its wholly owned subsidiary in Hong Kong, Scienjoy International Limited (“Scienjoy HK”), as a holding company holding all of the outstanding shares of Sixiang Wuxian (Beijing) Technology Co., Ltd (“WX” or “WFOE”) which was established in PRC on October 17, 2017 under the laws of the People’s Republic of China as a holding company holding all of the equity interest of Sixiang Zhihui (Beijing) Technology Co., Ltd. (“ZH”),which was incorporated on July 5, 2018.

Scienjoy Inc. established ZH (through WX), as a holding company for purpose of holding all of the outstanding equity interest of Holgus X and Kashgar Times, as follows:

(i)	On July 18, 2018, Sixiang Times and ZH executed an equity transfer agreement. Pursuant to the agreement, 100% equity interest in Holgus X was transferred to ZH.

(ii)	On July 24, 2018, Sixiang Times and ZH executed an equity transfer agreement. Pursuant to the agreement, 100% equity interest in Kashgar Times was transferred to ZH. In consideration of the transfer, the Company paid RMB10,000 to the former shareholders of Kashgar Times.

On November 16, 2018, Sixiang Times and other minority shareholders respectively entered into certain equity transfer agreements with Sixiang Huizhi (Beijing) Technology Culture Co., Ltd. (“HZ”) and Tianjin Sihui Peiying Technology Co., Ltd. (“SY”), and transfer 100% equity interest in SG to HZ, and transfer 100% equity interest in HX and LH to HZ and SY accordingly. Both HZ and SY were ultimately controlled by TF.

On January 28, 2019, HZ and SY executed equity transfer agreement with Zhihui Qiyuan (Beijing) Technology Co., Ltd. (“QY”). Pursuant to the agreement, 100% equity interest in SG, HX and LH were transferred to QY which is ultimately controlled by TF. In consideration of the transfer, Scienjoy Inc. paid RMB 32,000 to the former shareholders of SG, HX and LH.

On January 29, 2019, Scienjoy Inc., through its wholly owned subsidiary WFOE, entered into a series of contractual arrangements (VIE Agreements) with QY and its respective shareholders, and in substance controlled all equity shares, risk and reward of SG, HX and LH through QY accordingly as a primary beneficiary of QY.

On January 29, 2019, Scienjoy Inc. completed its reorganization of entities under the common control of the founders. Scienjoy, Scienjoy HK, WX (or WFOE) and ZH were established as holding Companies. WFOE holds 100% of equity interests of ZH which holds 100% of equity interest in Kashgar Times and Holgus X. WFOE is the primary beneficiary of QY which holds 100% equity interest in SG, HX and LH. These transactions were between entities under common control, and therefore accounted for in a manner similar to the pooling of interest method. Under the pooling-of-interests method, combination between two businesses under common control is accounted for at carrying amounts with retrospective adjustment of prior period financial statements, and the equity accounts of the combining entities are combined and the difference between the consideration paid and the net assets acquired is reflected as an equity transaction (i.e., distribution to parent company). As opposed to the purchase method of accounting, no intangible assets are recognized in the transaction, and no goodwill is recognized as a result of the combination.

(c)	Recent developments

In December 2019, a novel strain of coronavirus (COVID-19) surfaced. COVID-19 has spread rapidly to many parts of the PRC and other parts of the world in the first half of 2020, which has caused significant volatility in the PRC and international markets. In the year ended December 31, 2020, the COVID-19 pandemic did not have a material net impact on the Company’s financial positions and operating results. The extent of the impact on the Company’s future financial results will be dependent on future developments such as the length and severity of the crisis, the potential resurgence of the crisis, future government actions in response to the crisis and the overall impact of the COVID-19 pandemic on the global economy and capital markets, among many other factors, all of which remain highly uncertain and unpredictable. Given this uncertainty, the Company is currently unable to quantify the expected impact of the COVID-19 pandemic on its future operations, financial condition, liquidity and results of operations if the current situation continues.

The Company determined that, as of December 31, 2020, the Company qualified as a “foreign private issuer” as defined in Rule 405 under the Securities Act of 1933, as amended, and Rule 3b-4 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Accordingly, effective immediately after the filing of the Form 8-K announcing this determination on July 1, 2020, the Company has begun reporting under the Exchange Act as a foreign private issuer, including the filing of annual reports on Form 20-F and current reports on Form 6-K. In addition, the Company is no longer subject to certain reporting obligations that are only applicable to domestic registrants, which include, but are not limited to, the federal proxy rules under the Exchange Act.

On January 10, 2020, the Company entered into a purchase agreement with the former shareholder of Lixiaozhi (Chongqing) Internet Technology Co., Ltd. (“LXZ”) to acquire 100% equity interest in LXZ with a cash consideration of RMB 200 (US$28).

On July 23, 2020, the Company established a wholly owned subsidiary Kashgar Sixiang Lehong Information Technology Co., Ltd. (“Kashgar Lehong”) in Kashgar, PRC to provide information technology service.

On December 11, 2020, the Company established a wholly owned subsidiary Holgus Sixiang Haohan Internet Technology Co., Ltd. (“Holgus H”) in Holgus, PRC to provide information technology service.

On December 23, 2020, the Company established a wholly owned subsidiary Sixiang ZhiHui(HaiNan) Technology Co., Ltd (“ZHHN”) in Hainan, PRC to provide information technology service.

On March 2, 2021, the Company established a wholly owned subsidiary ZhiHui QiYuan(HaiNan) Investment Co,. Ltd (“QYHN”) in Hainan, PRC to provide information technology service.

(d)	Organization

Subsidiaries of the Company and VIEs where the Company is the primary beneficiary include the following:

Subsidiaries	Date of incorporation	Place of incorporation	Percentage of direct/indirect ownership	Principal activities
Scienjoy Inc.	March 2, 2017	Cayman Islands	100%	Holding Company
Scienjoy International Limited (“Scienjoy HK”)	May 18, 2017	Hong Kong	100%	Holding Company
Sixiang Wuxian (Beijing) Technology Co., Ltd. (“WX” or “WFOE”)	October 17, 2017	The PRC	100%	Holding Company
Sixiang Zhihui (Beijing) Technology Co., Ltd. (“ZH”)	July 5, 2018	The PRC	100%	Holding Company
Holgus Sixiang Information Technology Co., Ltd. (“Holgus X”)	May 9, 2017	The PRC	100%	Live streaming platform
Kashgar Sixiang Times Internet Technology Co., Ltd. (“Kashgar Times”)	March 2, 2016	The PRC	100%	Live streaming platform
Scienjoy BeeLive Limited (formerly known as Sciscape International Limited, “SIL”)	December 18, 2017	Hong Kong	100%	Live streaming platform
Kashgar Sixiang Lehong Information Technology Co., Ltd (“Kashgar Lehong”)	July 23, 2020	The PRC	100%	Information technology
Holgus Sixiang Haohan Internet Technology Co., Ltd.(“Holgus H”) (a wholly owned subsidiary of ZH)	December 11, 2020	The PRC	100%	Information technology
Sixiang ZhiHui(HaiNan) Technology Co., Ltd (“ZHHN”) (a wholly owned subsidiary of ZH)	December 23, 2020	The PRC	100%	Live streaming platform
ZhiHui QiYuan(HaiNan) Investment Co,. Ltd (“QYHN”) (a wholly owned subsidiary of ZH)	March 2, 2021	The PRC	100%	Live streaming platform
VIEs
Zhihui Qiyuan (Beijing) Technology Co., Ltd. (“QY”)	January 22, 2019	The PRC	100%	Holding Company
Beijing Sixiang Shiguang Technology Co., Ltd. (“SG”)	October 28, 2011	The PRC	100%	Live streaming platform
Hai Xiu (Beijing) Technology Co., Ltd. (“HX”)	April 18, 2016	The PRC	100%	Live streaming platform
Beijing Le Hai Technology Co., Ltd. (“LH”)	June 16, 2015	The PRC	100%	Live streaming platform
Lixiaozhi (Chongqing) Internet Technology Co., Ltd. (“LXZ”)	July 18, 2018	The PRC	100%	Live streaming platform
Sixiang Mifeng (Tianjin) Technology Co., Ltd (“DF”, formerly known as Tianjin Guangju Dingfei Technology Co., Ltd)	August 8, 2016	The PRC	100%	Live streaming platform
Changxiang Infinite Technology (Beijing) Co., Ltd. (“CX”) (a wholly owned subsidiary of DF)	September 22, 2016	The PRC	100%	Live streaming platform

On January 29, 2019, the Company completed its reorganization of entities under the common control of the founders. Scienjoy, Scienjoy HK, WX (or WFOE) and ZH were established as holding Companies. WFOE holds 100% of equity interests of ZH which holds 100% of equity interest in Kashgar Times and Holgus X. WFOE is the primary beneficiary of QY which holds 100% equity interest in SG, HX and LH. All of these entities included in the Company are under common control, which results in the consolidation of QY and ZH which have been accounted for as a reorganization of entities under common control at carry value. The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of the Company.

Foreign ownership of Internet-based businesses, including distribution of online information (such as game content provider), is subject to restrictions under current PRC laws, regulations, and other applicable laws and regulations. The Company is a Cayman Island company and WFOE (its PRC subsidiary) is considered a foreign invested enterprise. To comply with these regulations, the Company operates the live streaming platforms through SG, HX and LH in PRC (its consolidated VIE). As such, QY is controlled through contractual arrangements in lieu of direct equity ownership by the Company or any of its subsidiaries. Such contractual arrangements consist of a series of three agreements and a shareholder power of attorney (collectively the “Contractual Arrangements”, which were signed on January 29, 2019).

The following is a summary of the various VIE agreements:

Exclusive Option Agreements

Pursuant to the exclusive option agreement (including its amendment or supplementary agreements, if any, the “Exclusive Option Agreement”) amongst WFOE, QY and the nominee shareholders who collectively owned all of QY, the nominee shareholders irrevocably granted WFOE or its designated party, an exclusive option to purchase all or part of the equity interests held by the nominee shareholders in QY, when and to the extent permitted under PRC law, at an amount equal to the lowest permissible purchase price as set by PRC law. QY cannot declare any profit distributions, or create any encumbrances in any form without the prior written consent of WFOE. The nominee shareholders must remit in full any funds received from QY to WFOE, in the event any distributions are made by the VIE pursuant to any written consents of WFOE.

The Exclusive Option Agreement shall remain effective for twenty (20) years and shall be automatically extended for an additional period of one (1) year. The additional period automatically enters the renewal extension of one (1) year at the end of each extended additional period. WFOE has the right to terminate this agreement at any time after giving a thirty (30) days’ prior termination notice.

Exclusive Business Cooperation Agreements

Pursuant to the exclusive business cooperation agreement (including its amendment or supplementary agreements, if any, the “Exclusive Business Cooperation Agreement”) between WFOE and the VIE, WFOE is to provide exclusive business support, technical and consulting services related to all technologies needed for its business in return for fees that equals to all of the consolidated net income after offsetting previous year’s loss (if any) of SG, HX and LH.

The service fees may be adjusted by WFOE based on the following factors:

●	complexity and difficulty of the services pursuant to the business cooperation agreement to the VIE during the month (the “Monthly Services”)

●	the number of WFOE’s employees who provided the Monthly Services and the qualifications of the employees;

●	the number of hours WFOE’s employees spent to provide the Monthly Services;

●	nature and value of the Monthly Services;

●	market reference price; and

●	the VIE’ operating conditions for the month.

The term of the Exclusive Business Cooperation Agreement is twenty (20) years and shall be automatically extended for an additional period of one (1) year. The additional period automatically enters the renewal extension of one (1) year at the end of each extended additional period. Besides, WFOE has the right to terminate this agreement at any time after giving a thirty (30) days’ prior termination notice.

Power of Attorney Agreements

The nominee shareholders entered into the power of attorney agreement (including its amendment or supplementary agreements, if any, the “Power of Attorney Agreement”) whereby they granted an irrevocable proxy of the voting rights underlying their respective equity interests in the VIE to WFOE, which includes, but are not limited to, all the shareholders’ rights and voting rights empowered to the nominee shareholders by the PRC company law and the VIE’s Article of Association. The power of attorney remains irrevocable and continuously valid from the date of execution so long as each shareholder remains as a shareholder of QY.

Share Pledge Agreements

Pursuant to the share pledge agreement (including its amendment or supplementary agreements, if any, the “Share Pledge Agreement”) between WFOE, QY and the nominee shareholders, the nominee shareholders have pledged all their equity interests in the VIE to guarantee the performance of the VIE’ obligations under the Exclusive Option Agreement, Exclusive Business Cooperation Agreement and Power of Attorney Agreement.

If the VIE breaches their respective contractual obligations under those agreements, WFOE, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The nominee shareholders agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their equity interests in the VIE without the prior written consent of WFOE. The Share Pledge Agreement shall be continuously valid until all the its obligations under the VIE Agreements have been fulfilled, or the VIE Agreements are terminated, or the secured debts has been fully executed.

Based on the foregoing contractual arrangements, which grant WFOE effective control of QY and its subsidiaries and obligate WFOE to absorb all of the risk of loss from their activities and enable WFOE to receive all of their expected residual returns, the Company accounts for QY as a VIE. Accordingly, the Company consolidates the accounts of QY for the periods presented herein, in accordance with Regulation S-X-3A-02 promulgated by the Securities Exchange Commission (“SEC”) and Accounting Standards Codification (“ASC”) 810-10, Consolidation.

The following tables represent the financial information of the consolidated VIE and its subsidiaries as of December 31, 2018 and 2019 before eliminating the intercompany balances and transactions between the VIE and other entities within the Company:

	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
ASSETS
Current assets
Cash and cash equivalents	43,907	72,179	11,062
Accounts receivable, net	65,357	183,555	28,131
Prepaid expenses and other current assets	6,104	11,728	1,797
Loan receivables - related parties	500	-	-
Amounts due from inter-companies(1)	131,380	130,987	20,075
Total current assets	247,248	398,449	61,065

Non-current assets
Property and equipment, net	575	1,195	183
Intangible assets, net	186	239,609	36,722
Goodwill	-	92,069	14,110
Deferred tax assets	474	5,004	767
Long term deposits and other assets	1,051	950	146
Deferred IPO cost	1,307	-	-
Long term investments	5,000	5,000	766
Total non-current assets	8,593	343,827	52,694
TOTAL ASSETS	255,841	742,276	113,759

LIABILITIES
Current liabilities
Accounts payable	22,138	58,713	8,998
Deferred revenue	22,418	35,259	5,404
Accrued salary and employee benefits	7,594	16,069	2,463
Accrued expenses and other current liabilities	1,991	8,921	1,367
Income tax payable	8,435	8,581	1,315
Amounts due to related parties	8,482	-	-
Amounts due to inter-companies(1)	133,600	248,127	38,027
Current portion of contingent consideration – earn-out liability	-	16,365	2,508
Total current liabilities	204,658	392,035	60,082

Non-current liabilities
Deferred tax liabilities	-	59,729	9,154
Contingent consideration – earn-out liability	-	15,116	2,317
Total non-current liabilities	-	74,845	11,471
TOTAL LIABILITIES	204,658	466,880	71,553

(1)	Amount due from/to inter-companies consist of intercompany receivables/payables to the other companies within the Company.

All revenue-producing assets recognized by the Company, including trademarks, patents, copyrights and software, that are held by the VIE, please refer to Note 8. There are no unrecognized revenue-producing assets.

Summarized below is the information related to the financial performance of the VIE reported in the Company’s consolidated statements of income for the years ended December 31, 2018, 2019 and 2020, respectively:

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
Net revenues	410,810	700,729	940,783	144,181
Third party customers	393,207	635,855	936,551	143,532
Inter-companies	17,603	64,874	4,232	649
Net (loss) income	(32,108)	36,982	45,722	7,007

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
Net cash (used in) provided by operating activities	(4,003)	60,234	270,927	41,521
Net cash used in investing activities	(357)	(5,347)	(323,670)	(49,605)
Net cash used in financing activities	(9,750)	(28,682)	80,247	12,298